Stockholders' Equity (Deficit) - Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Stockholders Equity Note Warrants Or Rights Abstract
Outstanding, Number of Shares	37,556	40,767	673,208
Outstanding, Weighted Average Exercise Price	$ 35.65	$ 35.13	$ 30.64
Granted, Number of Shares	0	0	0
Granted, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Cancelled, Number of Shares	0	3,211	632,441
Cancelled, Weighted Average Exercise Price	$ 0	$ (29.09)	$ (29.87)
Exercised, Number of Shares	0	0
Exercised, Weighted Average Exercise Price	$ 0	$ 0
Outstanding, Number of Shares	37,556	37,556	40,767
Outstanding, Weighted Average Exercise Price	$ 35.65	$ 35.65	$ 35.13